Nicole S. Jones Deputy General Counsel and Corporate Secretary

Routing TL17A
1601 Chestnut Street
Philadelphia, PA 19192
Telephone 215.761.3713
Facsimile 215.761.5518
nicole.jones2@cigna.com
February 26, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549
Attention: Filing Desk Stop 1-4

Re:	CIGNA Corporation Annual Report on Form 10-K File Number 1-8323
Dear Sir or Madam:
On behalf of CIGNA Corporation (the “Company”), I submit for filing pursuant to Section 13 of the Securities Exchange Act of 1934, the Company’s Annual Report on Form 10-K for the year ended December 31, 2008.
In accordance with General Instruction D(3) to Form 10-K, the Company notes that the Financial Statements in the Report do not reflect changes in any accounting principles or practices, or in the method of applying any such principles or practices except as disclosed in Notes 2 and 11 to the financial statements.
If you have any questions concerning this filing, kindly telephone me.
Very truly yours,
/s/ Nicole S. Jones

Nicole S. Jones